Basis of preparation (Narrative) (Details)		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) CGU Development_Partnerships shares	Dec. 31, 2020 USD ($) CGU	Mar. 05, 2021 USD ($)
Disclosure of classes of share capital [line items]
Net loss and comprehensive loss for the period		$ (29,671,345)	$ (7,530,178)
Working capital deficiency		80,838,833	29,102,456
Accumulated deficit		(81,314,105)	(39,757,844)
Extinguished promissory notes		2,025,000	$ 0
Proceeds from issuance of convertible promissory notes	$ 2,300,000
Repayment of long-term debt		18,100,000
Asset backed preferred instruments		$ 4,800,000		$ 1,000,000
Number of cash-generating units (CGU's) | CGU		1	1
Origination Member Units [Member]
Disclosure of classes of share capital [line items]
Number of units issued in exchange for cash, shares | shares	234,216	1,173,085
Number of units issued in exchange for cash, Amount		$ 8,000,000.0
Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of units issued in exchange for cash, shares | shares		161,976
Multiple Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of units issued in exchange for cash, shares | shares		17,057
Number of units issued in exchange for cash, Amount		$ 5,500,000
Extinguished promissory notes		3,500,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Corporate credit facility		6,600,000
Top of range [Member]
Disclosure of classes of share capital [line items]
Corporate credit facility		$ 30,000,000
2021 capital activity [Member]
Disclosure of classes of share capital [line items]
Number of development partnerships | Development_Partnerships		3
Capital commitment raised		$ 55,000,000
2021 capital activity [Member] | Estimates of present value of future cash inflows [Member]
Disclosure of classes of share capital [line items]
Number of development partnerships | Development_Partnerships		2
Capital commitment raised		$ 35,700,000